PROVISIONS AND CONTINGENT CONSIDERATION - Reconciliation of Company's provisions and contingent consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Beginning balance		$ 6,652	$ 4,835
Provisions assumed through business acquisitions		88	100
Additional provisions		8,839	15,505
Amounts used		(3,041)	(2,789)
Amounts reversed		(396)	(11,057)
Net foreign exchange differences		8	58
Ending balance		12,150	6,652
Amount presented as current, total		4,505	4,222
Amount presented as non-current, total		7,645	2,430
Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance		0	0
Provisions assumed through business acquisitions		0	0
Additional provisions		8,305	11,005
Amounts used		0	0
Amounts reversed		0	(11,005)
Net foreign exchange differences		9	0
Ending balance		8,314	0
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Amount presented as current, contingent consideration		3,344	0
Amount presented as non-current, contingent consideration		4,970	0
Contingent liabilities recognised in business combination		8,314	0
Nortech Packaging Acquisition | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Additional provisions	$ 10,800
Environmental
Reconciliation of changes in other provisions [abstract]
Beginning balance		1,397	1,524
Provisions assumed through business acquisitions		0	0
Additional provisions		0	0
Amounts used		(165)	(127)
Amounts reversed		(50)	0
Net foreign exchange differences		0	0
Ending balance		1,182	1,397
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Amount presented as current, other provisions		670	819
Amount presented as non-current, other provisions		512	578
Restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance		1,676	1,586
Provisions assumed through business acquisitions		88	0
Additional provisions		12	80
Amounts used		0	0
Amounts reversed		0	0
Net foreign exchange differences		1	10
Ending balance		1,777	1,676
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Amount presented as current, other provisions		0	50
Amount presented as non-current, other provisions		1,777	1,626
Termination benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance		2,465	961
Provisions assumed through business acquisitions		0	0
Additional provisions		314	4,162
Amounts used		(1,842)	(2,654)
Amounts reversed		(240)	(52)
Net foreign exchange differences		(1)	48
Ending balance		696	2,465
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Amount presented as current, other provisions		413	2,370
Amount presented as non-current, other provisions		283	95
Litigation
Reconciliation of changes in other provisions [abstract]
Beginning balance		1,114	764
Provisions assumed through business acquisitions		0	100
Additional provisions		208	258
Amounts used		(1,034)	(8)
Amounts reversed		(106)	0
Net foreign exchange differences		(1)	0
Ending balance		181	1,114
Reconciliation of changes in other provisions and contingent liabilities recognised in business combination [Abstract]
Amount presented as current, other provisions		78	983
Amount presented as non-current, other provisions		$ 103	$ 131